Impairment Testing (Tables)	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Intangible assets with an indefinite useful life

A. Impairment testing for intangible assets with an indefinite useful life (cont’d)

The carrying amounts of intangible assets with an indefinite useful life are as follows:

As at December 31
2017	2016
$ millions	$ millions

Goodwill
Specialty Solutions	207	211
Essential Minerals	119	166
	326	377

Trademarks
Industrial Products, United States	13	13
Advanced Additives, United States	7	9
Food, United States	5	5
Industrial Products, Europe	6	5
	31	32
	357	409